Net Loss Per Share (Details) - shares			3 Months Ended			9 Months Ended			12 Months Ended
	Apr. 01, 2024	Dec. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Net Loss per Share [Line Items]
Diluted earnings per common share			17,471,229	11,513,580		14,367,026	11,504,509		11,913,273	4,272,200
Reverse shares stock split		3							37,956,206
Private Warrants [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share					12,876		380,011	4,276	380,011
Reverse shares stock split							37,956,206	427,639	37,956,206
convertible note [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share									33,058
Reverse shares stock split									3,305,765
Common Stock Options [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share	7		204	2					204	146
Reverse shares stock split	674		20,425	224					20,425	14,645
Unsecured Convertible Note [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share				697			231		33,058